Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Balance	$ 863,702	$ 893,821	$ 871,982
Equity attributable to non-controlling interests
Profit (Loss) for the year	15	(1,195)	(1,515)
Balance	896,327	863,702	893,821
Noncontrolling interests
Statement [line items]
Balance	6,934	1,249	2,258
Equity attributable to non-controlling interests
Profit (Loss) for the year	15	(1,195)	(1,515)
Changes in fair value of financial assets	0	0	10
Remeasurement of defined benefit pension plans	0	2	26
Share-based compensation expenses	78	40	140
New shares issued by subsidiaries	9	6,015	445
Acquired the controlling power from noncontrolling interest	0	811
Purchase of subsidiary shares from noncontrolling interests	(764)	12
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	0	0	(197)
Disposal of financial assets at fair value through other comprehensive income	0	0	(6)
Exchange differences arising on translation of foreign operations	(6)	0	88
Balance	$ 6,266	$ 6,934	$ 1,249